COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

25.1 Other operating commitments

In October 2016, the Group had raised RMB57.5 million (US$8.3 million), and the Group planned to raise an additional RMB100.0 million (US$14.5 million) until CrossFire New Mobile Game is launched. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. The Group does not plan to finance the remaining RMB100.0 million (US$14.5 million) from the planned fundraising arrangement. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. Inner Mongolia Culture Assets and Equity Exchange claims to request a refund of RMB57.5 million (US$8.3 million) which the Group has previously raised to finance the early phase development of CrossFire New Mobile Game and the interest compensation on the fund raised amounting to RMB4.6 million (US$0.7 million). On October 20, 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against the Group. As of the filing date of this report, Inner Mongolia Culture Assets and Equity Exchange did not appeal against the sentence of the court in the period granted and no further claim filed by Inner Mongolia Culture Assets and Equity Exchange against the Group.

In September 2020, the Group entered into a master cooperation and publishing agreement with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in mainland China. Pursuant to the master cooperation and publishing agreement and amendment agreement entered in December 2020, the Group obtained exclusive licenses of several games developed by Voodoo. Voodoo granted the Group an exclusive, sub-licensable license to test, perform, market, promote, distribute, reproduce, modify, support and/or otherwise use or exploit such games directly or through authorized contractors in mainland China for a maximum period of three years, commencing upon the upload and distribution of the underlying games on any platform. In consideration for the exclusive license granted to the Group and as a minimum guarantee payment, the Group is to pay an aggregate amount of US$13.0 million in cash to Voodoo based on the agreed timetable, subject to satisfaction of certain conditions related to delivery of games by Voodoo, including an upfront payment of US$3.0 million that the Group has paid in September 2020. After the Group turned its business focus to blockchain business in 2021, such game development had been ceased.

In August 2021, we formally stepped into the NFT business. NFTSTAR Singapore Pte. Ltd., our Singapore wholly owned subsidiary, launched a NFT trading and community platform NFTSTAR. NFTSTAR is a NFT trading and community platform that provides users with purchase, trade, and interactive activities. NFTSTAR features NFT collections created by global stars licensed IPs. In November 2021, we have entered into license agreements with international sports stars pursuant to which they have, respectively, granted us license to use their likeness for production of NFTs. As of December 31,2022, the total sum paid under license agreements is US$17.7 million, the Group still has payment commitment amounting to US$37.8 million as of December 31, 2022.

25.2 Contingencies

Due to the Group’s failure to repay the convertible notes in a timely manner as stipulated in the previous deed of settlement and its amendments, in May 2020, Splendid Days obtained an injunction order from the Court of First Instance of the Hong Kong Special Administrative Region prohibiting the Group from disposing its assets worldwide up to the value of US$55.5 million and such injunction order was also registered in the High Court of the Republic of Singapore. In May 2020, Splendid Days also commenced an arbitration proceeding in Hong Kong under the rules of the Hong Kong International Arbitration Centre against the Group. On May 29, 2020, the Group entered into a Settlement Deed with Splendid Days and other parties named therein to settle the Convertible Notes. The injunction order against the Group had been discharged. As of December 31, 2021, the arbitration proceeding has not been terminated. In April 2022 the Group has negotiated and intends to sign another settlement deed pursuant to which the Group agreed to pay Splendid Days and a third-party total of approximately USD 8.6 million in order to settle outstanding claims under the Convertible Notes. The Group recorded other payables for such estimated settlement amounts for RMB 54.7 million (US$ 7.9 million) for the year ended December 31, 2021. As of December 31, 2022, the remaining unpaid balance is RMB 17.2 million (US$ 2.5 million). Upon the satisfaction of certain conditions set forth in the foregoing settlement deed, the arbitration proceeding will be terminated.